Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 13,135	$ 13,449	$ 13,539
Measured at FVOCI	[1]	1,442	1,518	1,359
Interest income calculated using effective interest method	[2]	14,577	14,967	14,898
Other	[3]	403	358	541
Interest income	[2]	14,980	15,325	15,439
Measured at amortized cost	[1]	9,746	10,348	10,614
Interest expense calculated using effective interest method		9,746	10,348	10,614
Other	[4]	61	54	52
Interest expenses		$ 9,807	$ 10,402	$ 10,666

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,577 for the three months ended January 31, 2025 (October 31, 2024 –$14,967; January 31, 2024 – $14,898).
[3]	Includes dividend income on equity securities.
[4]	Includes interest on lease liabilities for the three months ended January 31, 2025 – $32 (October 31, 2024 – $30; January 31, 2024 – $30) and insurance finance expense for the three months ended January 31, 2025 – $8 (October 31, 2024 – $8; January 31, 2024 – $7).